VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	June 30, 2017	December 31, 2016
Cost	2,140,898	2,154,994
Accumulated depreciation	(449,368)	(417,825)
Vessels and equipment, net	1,691,530	1,737,169